Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

ConnectAndSell Asset Purchase

On July 2, 2026, we acquired substantially all the assets of ConnectAndSell, Inc. (“ConnectAndSell”) an AI-powered sales enablement platform serving B2B organizations across financial services, healthcare, technology, and other industries. ConnectAndSell’s AI sales acceleration platform is designed to improve seller productivity by helping sales teams spend more time in live conversations with qualified decision-makers. The acquisition brings a powerful sales acceleration platform into Parabolic’s portfolio, extending the Company’s reach across more of the customer revenue journey. For more information regarding this acquisition, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations” (“MD&A”).

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

Transaction Financing

On July 1, 2026 (the “Effective Date”), the Company and its subsidiaries (together, the “Borrowers”) entered into a Subordinated Business Loan and Security Agreement (the “Loan Agreement”) with Agile Capital Funding, LLC, as collateral agent, and Agile Lending, LLC, as lead lender (together, with any assignees party thereto, the “Lenders”). Pursuant to the Loan Agreement, the Borrowers issued a Subordinated Secured Promissory Note (“Agile Note #8”), dated July 1, 2026, in the aggregate principal amount of $2.1 million, and received $2.0 million of proceeds, net of a $100 Administrative Agent Fee. Agile Note #8 is repayable in 32 weekly installments of approximately $95, representing a payment multiplier of 1.44x, and all amounts are due on February 10, 2027 (the “Maturity Date”). Borrowers may voluntarily prepay Agile Note #8 in full, and if repaid within 30, 45, or 60 days after the Effective Date, the total loan payoff amount is reduced to $2.625 million, $2.73 million, or $2.835 million, respectively.

Agile Note #8 is secured by a continuing security interest in substantially all assets of the Borrowers (the “Collateral”), and both the Collateral and the Borrowers’ repayment obligations under Agile Note #8 are subordinate to existing senior indebtedness, including indebtedness owed to CP BF Lending, LLC, 3i, LP, and Hudson Global Ventures, LLC.

The Loan Agreement contains customary covenants and events of default. Upon the occurrence of an Event of Default, the Lenders may, at their option, declare the entire unpaid principal balance of Agile Note #8, together with all accrued interest and other charges, immediately due and payable, and exercise any and all rights and remedies available under the Loan Agreement and applicable law, including repossession of the Collateral. In addition, interest on outstanding Obligations will accrue at the Default Rate, which is equal to the otherwise applicable interest rate plus five percentage points (5.00%).

Aegis Public Offering

On July 14, 2026, we closed a previously announced underwritten public offering with gross proceeds to the Company of approximately $0.9 million, before deducting underwriting fees and other offering expenses payable by the Company. The offering consisted of the sale of 32,727 shares of Class A common stock. The public offering price per share was $27.50. We intend to use the net proceeds from the offering for working capital and other general corporate purposes. Solely to cover over-allotments, if any, the Company has granted Aegis Capital Corp. a 45-day option to purchase up to 3,636 additional shares of Common Stock. The purchase price to be paid per additional share of Common Stock will be equal to the public offering price of one Common Stock, less the underwriting discount.

CP BF Letter Agreement

On July 17, 2026, the Company, the Guarantors and CP BF entered into another letter agreement pursuant to which CP BF may not convert any portion of the Note, and the Company may not issue shares to CP BF thereunder, to the extent CP BF and its affiliates would beneficially own more than 9.99% of the Class A Common Stock outstanding after giving effect to such conversion or issuance.

Yorkville Advanced Notice Settlements

Subsequent to June 30, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA and requested aggregate purchases of 19,000 shares of the Company’s Class A Common Stock at an aggregate gross value and net proceeds of approximately $334 and $321, respectively.

1800 Diagonal Note Issuances

On July 17, 2026, the Company issued a promissory note (“1800 Diagonal Note #14”) for an aggregate principal amount of approximately $135 and received net proceeds of approximately $110, after discount and transaction fees. The note has a maturity date of April 15, 2027, and bears interest at 77.7% per annum.

On August 12, 2026, the Company issued a promissory note (“1800 Diagonal Note #15”) for an aggregate principal amount of approximately $144 and received net proceeds of approximately $118, after discount and transaction fees. The note has a maturity date of May 15, 2027, and bears interest at 74.4% per annum.

1800 Diagonal Note Conversions

On August 5, 2026 and August 14, 2026, the Lender exercised its contractual conversion option under the December 1800 Diagonal Note and the January 1800 Diagonal Note, respectively, and received an aggregate of approximately 6 thousand shares of Class A Common Stock at conversion prices ranging from $12.45 to $13.05, in satisfaction of approximately $37 and $35 of the Company’s obligations under the December 1800 Diagonal Note and the January 1800 Diagonal Note, respectively.

Company Name Change

Effective October 27, 2026, our company name changed from Banzai International, Inc. to Parabolic Technologies, Inc. following approval by our shareholders.

Authorized Share Increase

Effective October 30, 2026, the Company amended its Second Amended and Restated Certificate of Incorporation to provide for authorized capital stock of 850,000,000 shares (from 350,000,000), consisting of 750,000,000 shares of Class A Common Stock (from 250,000,000), 25,000,000 shares of Class B Common Stock and 75,000,000 shares of Preferred Stock, each with a par value of $0.0001 per share following approval by our shareholders.

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

UCAP LLC Convertible Note Issuance

On August 5, 2026, the Company issued a 12% convertible redeemable note to UCAP LLC (“UCAP Note”) for an aggregate principal amount of approximately $556 and received net proceeds of approximately $480, after discount and transaction fees. The note matures on August 5, 2027 and is convertible into shares of the Company’s Class A Common Stock at a variable conversion price based on the market price of the Company’s Class A Common Stock. The Company has elected to account for the note under fair value option.

Boot Capital Conversion

On August 6, 2026, the Lender exercised its contractual conversion option under the Boot Capital Note and received an aggregate of approximately 2 thousand shares of Class A Common Stock at a conversion price of $13.05 in satisfaction of approximately $22 of the Company’s obligations under the Note.

3i, LP Private Placement Convertible Note Payoff

On August 7, 2026, the Company paid cash of approximately $600 to 3i, LP, and the February 3i Note was fully repaid.

3i, LP Private Placement Convertible Note Issuance

On August 12, 2026, the parties held an additional closing pursuant to the terms of the Purchase Agreement (the “August 2026 Closing”) and the Company issued an additional convertible note (the “3i Note #5”), additional buyer warrants (the “3i Note #5 Warrants”), and additional Financial Advisor warrants (the “3i Note #5 FA Warrants”).

The 3i Note #5 has an original principal amount of $1,100, matures on August 12, 2027, and has a initial conversion price of $19.60 per share that is subject to a floor price of $3.50. Upon issuance, the Company received proceeds of approximately $1.0 million, net of OID and issuance fees and costs.

The 3i Note #5 Warrants allow for the purchase of up to 11,253 shares of Common Stock at an initial exercise price of $19.60 per share, are exercisable immediately upon issuance, and expire on August 12, 2029. The 3i Note #5 FA Warrants allow for the purchase of up to 3,571 shares of Common Stock at an initial exercise price of $24.50 per share, are exercisable immediately upon issuance, and expire on August 12, 2031.

Other than the specific terms described above, the 3i Note #5, the 3i Note #5 Warrants, and the 3i Note #5 FA Warrants have the same terms as the 3i, LP Private Placement Convertible Notes, the Private Placement Warrants and the Financial Advisor Warrants that are more fully described in Note 11 – Debt, see – 3i, LP Private Placement Offering.

19. Subsequent Events

Exchange Agreements

Subsequent to December 31, 2025, on January 27, 2026, February 9, 2026, February 25, 2026, and March 30, 2026, the Company entered into exchange agreements with Agile pursuant to which the Company issued an aggregate of approximately 2,931 shares of its Class A Common Stock in exchange for aggregate reductions of approximately $660,000 in the outstanding balance of the March Agile Note. Following these exchanges, the outstanding balance of the March Agile Note was reduced to approximately $1.3 million.

Vesting of Employee Awards

On March 31, 2026, approximately 3,420 RSUs granted to employees vested into shares of Class A Common Stock. In addition, the Company will issue 1,885 shares of Class B Common Stock to the Company’s CEO, of which, approximately 1,256 shares relate to a tranche of the CEO Award vesting upon achieving a market capitalization threshold, and the remaining 628 shares relate to the CEO’s 2025 bonus payment. See Note 16, Stock-Based Compensation.

Yorkville Advanced Notice Settlements and Conversions

Between January 1, 2026 and March 31, 2026, the Company issued Advance Notices to Yorkville pursuant to the SEPA in which the Company requested the purchase of approximately 3,175 shares of the Company’s Class A Common Stock at an aggregate gross value of approximately $700 thousand, and net proceeds of approximately $670 thousand were applied against the outstanding Yorkville Convertible Notes.

Private Placement Offering (3i, LP)

On February 13, 2026, the parties held an additional closing pursuant to the terms of the Purchase Agreement (the “February Closing”). The Company issued an additional note in the original principal amount of $2,333,333, with an initial conversion price equal to $222.00 per share and issuance date of February 13, 2026 (the “February 3i Note,” together with the August Note, the October Note, and the Initial Note, are collectively referred to herein as the “Notes”), and additional warrants to purchase up to 2,102 shares of Common Stock, at an initial exercise price equal to $500.00 per share (the “February Warrants,” together with the August Warrant, the October Warrants, August Warrants and the Initial Buyer Warrants, are collectively referred to herein as the “Buyer Warrants”), in the February Closing. The February Note matures on February 13, 2027. Other than the maturity date of the February Note and February Warrants, respectively, the February Note and February Warrants have the same terms as those issued on the August Closing, the October Closing and the Initial Closing Date. Upon the issuance of the February Note, the Company received proceeds of approximately $1.6 million, net of original issue discount and issuance fees and costs.

The February Note was issued with an original issue discount of 10.0% (the “OID”), as were the other Notes issued on the August Closing, the October Closing and the Initial Closing Date and accrue interest at a rate of 10.0% per annum. The Notes mature 12 months from the date of issuance (the “Maturity Date”), unless extended pursuant to the terms thereof. The Notes are convertible (in whole or in part) at any time prior to the Maturity Date into the number of shares of Common Stock equal to quotient of the Conversion Amount divided by (y) the Conversion Price (the “Conversion Rate”). At no time may the Buyer hold more than 4.99% (or up to 9.99% at the election of the Buyers pursuant to the Notes) of the outstanding Common Stock. The conversion price of the October Note is subject to a floor price of $50.80.

1800 Diagonal Issuance

On January 12, 2026 and March 17, 2026, the Company issued the eleventh and twelfth promissory notes (the “January 1800 Diagonal Note and “March 1800 Diagonal Note,” respectively) for an aggregate principal amount of approximately $296 thousand and $180 thousand, respectively, and received net proceeds of approximately $250 thousand and $157 thousand, respectively, after discount and transaction fees. The notes have maturity dates of October 15, 2026 and December 15, 2026, respectively and bear interest at 14% per annum.

Common Stock Issuances

3i, LP Conversions

Between January 1, 2026 and March 31, 2026, the Buyer exercised its contractual conversion option multiple times under the August 3i Note, the October 3i Note, and the February 3i Note and received an aggregate of approximately 14 thousand shares of Class A Common Stock at conversion prices per share ranging from $166.00 to $220.00 in satisfaction of approximately $2.7 million of the Company’s obligations under the respective Notes.

1800 Diagonal Conversions

Between January 1, 2026 and March 31, 2026, the Lender exercised its contractual conversion option multiple times under the July 1800 Diagonal Note and September 1800 Diagonal Note and received an aggregate of approximately 2 thousand shares of Class A Common Stock at conversion prices ranging from $165.00 to $186.00 in satisfaction of approximately $392 thousand of the Company’s obligations under the respective Notes.

At the Market Offering

Subsequent to December 31, 2025, the Company issued approximately 11 thousand shares under the ATM Agreement for net proceeds of approximately $2.7 million. The aggregate market value of the shares of Class A Common Stock eligible for sale under the ATM Prospectus Supplement is approximately $1.5 million as of March 31, 2026, which is based on the limitations of General Instruction I.B.6 of Form S-3.

Transaction Announcement

On March 23, 2026, the Company announced that it reached an agreement on terms to acquire assets of ConnectAndSell, Inc. (“ConnectAndSell”), an AI-powered sales enablement platform serving B2B organizations across financial services, healthcare, technology, and other industries. The acquisition is expected to increase Banzai’s annual revenue by approximately $15 million. The two companies have executed a non-binding letter of intent, and the final transaction is expected to close in early second quarter 2026, subject to execution of a definitive agreement and closing conditions.

Company Name Change

Effective October 27, 2026, our company name changed from Banzai International, Inc. to Parabolic Technologies, Inc. following approval by our shareholders.

Authorized Share Increase

Effective October 30, 2026, the Company amended its Second Amended and Restated Certificate of Incorporation to provide for authorized capital stock of 850,000,000 shares (from 350,000,000), consisting of 750,000,000 shares of Class A Common Stock (from 250,000,000), 25,000,000 shares of Class B Common Stock and 75,000,000 shares of Preferred Stock, each with a par value of $0.0001 per share following approval by our shareholders.